                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-09037

                          Nuveen Investment Trust III
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND
December 31, 2005

   Principal                                                                                 Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.8%

             U.S. Treasury Bonds/Notes - 32.8%

      $  200 United States of America Treasury Bonds/Notes                 0.000% 11/15/06    No Opt. Call         AAA

       1,500 United States of America Treasury Bonds/Notes                 0.000% 11/15/07    No Opt. Call         AAA

       1,825 United States of America Treasury Bonds/Notes                 0.000% 11/15/08    No Opt. Call         AAA
------------------------------------------------------------------------------------------------------------------------
      $3,525 Total U.S. Government and Agency Obligations (cost
              $3,186,868)
-----------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 5.0%

             Autos - 3.2%

          23 BMW Vehicle Owner Trust, Class A4, Series 2003A               2.530%  2/25/08    No Opt. Call         AAA

         100 Capital Auto Receivables Asset Trust, Series 2005-1           4.450%  4/15/08    No Opt. Call         AAA

          49 Capital One Auto Finance Trust, Series 2005-BSS               3.820%  9/15/08    No Opt. Call         AAA

           4 Chase Manhattan Auto Owners Trust Asset-Backed Notes and      1.520%  5/15/07    No Opt. Call         AAA
              Certificates, Series 2003A-A3

          21 Daimler Chrysler Auto Trust, Class A3, Series 2003B           2.250%  8/08/07    No Opt. Call         AAA

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B           4.040%  9/08/09    No Opt. Call         AAA

          14 Harley-Davidson Motorcycle Trust, Contract-Backed Notes,      1.400% 10/15/08    No Opt. Call         AAA
              Series 2004-1-A1

          10 Nissan Auto Receivables Owner Trust, Class A3, Series 2003C   2.230%  3/15/07    No Opt. Call         AAA

          18 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B   4.400%  8/15/07    No Opt. Call         AAA
------------------------------------------------------------------------------------------------------------------------
             Cards - 1.5%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1        4.350%  5/15/09    No Opt. Call         AAA

          50 Citibank Credit Card Issuance Trust, Class A2, Series         2.700%  1/15/08  1/06 at 100.00         AAA
              2003-A2

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002     4.950%  6/15/09    No Opt. Call         AAA
------------------------------------------------------------------------------------------------------------------------
             Home Equity - 0.3%

          26 Master CI-9 NIM Notes, Series 2005 (3)                        4.940%  3/26/35    No Opt. Call          A+
------------------------------------------------------------------------------------------------------------------------

      $  490 Total Asset-Backed Securities (cost $490,082)
-----------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 60.2%

             Aerospace & Defense - 2.1%

         100 Northrop Grumman Corporation                                  4.079% 11/16/06    No Opt. Call        BBB+

         100 Raytheon Company                                              6.750%  8/15/07    No Opt. Call         BBB
------------------------------------------------------------------------------------------------------------------------
             Automobiles - 1.0%

         100 DaimlerChrysler NA Holding Corporation                        4.750%  1/15/08    No Opt. Call          A3
------------------------------------------------------------------------------------------------------------------------
             Beverages - 1.3%

         100 Coca-Cola Enterprises Inc.                                    5.375%  8/15/06    No Opt. Call           A

          25 Constellation Brands, Inc.                                    8.625%  8/01/06    No Opt. Call          BB
------------------------------------------------------------------------------------------------------------------------
             Building Products - 0.3%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07    No Opt. Call          B+
------------------------------------------------------------------------------------------------------------------------
             Capital Markets - 3.2%

         100 ABN AMRO Bank NV Chicago                                      7.125%  6/18/07    No Opt. Call          A+

         100 Goldman Sachs Group Inc.                                      4.125%  1/15/08    No Opt. Call         Aa3

         100 Lehman Brothers Holdings Inc.                                 8.250%  6/15/07    No Opt. Call          A+
------------------------------------------------------------------------------------------------------------------------
             Chemicals - 0.8%

          25 Airgas, Inc.                                                  9.125% 10/01/11 10/06 at 104.56         Ba2

          25 IMC Global Inc.                                              11.250%  6/01/11  6/06 at 105.63          BB

          25 Lyondell Chemical Company                                    10.875%  5/01/09  5/06 at 101.81           B
------------------------------------------------------------------------------------------------------------------------

Description                                                       Value
-----------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.8%

U.S. Treasury Bonds/Notes - 32.8%

United States of America Treasury Bonds/Notes                $  192,524

United States of America Treasury Bonds/Notes                 1,382,787

United States of America Treasury Bonds/Notes                 1,611,192
-----------------------------------------------------------------------
Total U.S. Government and Agency Obligations (cost            3,186,503
 $3,186,868)
---------
ASSET-BACKED SECURITIES - 5.0%

Autos - 3.2%

BMW Vehicle Owner Trust, Class A4, Series 2003A                  22,585

Capital Auto Receivables Asset Trust, Series 2005-1             100,108

Capital One Auto Finance Trust, Series 2005-BSS                  49,151

Chase Manhattan Auto Owners Trust Asset-Backed Notes and          4,147
 Certificates, Series 2003A-A3

Daimler Chrysler Auto Trust, Class A3, Series 2003B              21,010

Daimler Chrysler Auto Trust, Class A3, Series 2005B              74,209

Harley-Davidson Motorcycle Trust, Contract-Backed Notes,         13,726
 Series 2004-1-A1

Nissan Auto Receivables Owner Trust, Class A3, Series 2003C      10,071

Toyota Auto Receivables Owner Trust, Class A3, Series 2003B      17,628
-----------------------------------------------------------------------
Cards - 1.5%

Chase Credit Card Master Trust, Class A, Series 2004-1           50,028

Citibank Credit Card Issuance Trust, Class A2, Series            49,992
 2003-A2

MBNA Credit Card Master Note Trust, Class A1, Series 2002        50,155
-----------------------------------------------------------------------
Home Equity - 0.3%

Master CI-9 NIM Notes, Series 2005 (3)                           25,686
-----------------------------------------------------------------------

Total Asset-Backed Securities (cost $490,082)                   488,496
---------
CORPORATE BONDS - 60.2%

Aerospace & Defense - 2.1%

Northrop Grumman Corporation                                     99,248

Raytheon Company                                                102,486
-----------------------------------------------------------------------
Automobiles - 1.0%

DaimlerChrysler NA Holding Corporation                           99,135
-----------------------------------------------------------------------
Beverages - 1.3%

Coca-Cola Enterprises Inc.                                      100,367

Constellation Brands, Inc.                                       25,500
-----------------------------------------------------------------------
Building Products - 0.3%

Building Materials Corporation of America, Series B              25,406
-----------------------------------------------------------------------
Capital Markets - 3.2%

ABN AMRO Bank NV Chicago                                        102,954

Goldman Sachs Group Inc.                                         98,512

Lehman Brothers Holdings Inc.                                   104,580
-----------------------------------------------------------------------
Chemicals - 0.8%

Airgas, Inc.                                                     26,750

IMC Global Inc.                                                  27,000

Lyondell Chemical Company                                        26,094
-----------------------------------------------------------------------

----
1

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
December 31, 2005

   Principal                                                                      Optional Call
Amount (000) Description                                         Coupon Maturity Provisions/(1)/ Ratings/(2)/      Value
------------------------------------------------------------------------------------------------------------------------
             Commercial Banks - 2.1%

      $  100 JP Morgan Chase & Company                           4.000%  2/01/08   No Opt. Call          Aa3  $   98,373

         100 Washington Mutual, Inc.                             7.500%  8/15/06   No Opt. Call           A-     101,533
------------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 1.0%

         100 WMX Technologies, Waste Management Inc.             7.000% 10/15/06   No Opt. Call          BBB     101,394
------------------------------------------------------------------------------------------------------------------------
             Communications Equipment - 0.3%

          25 Nortel Networks Limited                             6.125%  2/15/06   No Opt. Call           B-      25,125
------------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 1.3%

         100 Hewlett-Packard Company                             5.750% 12/15/06   No Opt. Call           A-     100,859

          25 Seagate Technology HDD Holdings, Series 144A        8.000%  5/15/09 5/06 at 104.00          BB+      26,375
------------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 3.1%

         100 Capital One Financial Corporation                   7.250%  5/01/06   No Opt. Call         Baa1     100,792

         100 Household Finance Corporation                       5.750%  1/30/07   No Opt. Call          Aa3     100,851

         100 MBNA Corporation                                    6.250%  1/17/07   No Opt. Call          Aa2     101,164
------------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.5%

          25 Longview Fibre Company                             10.000%  1/15/09 1/06 at 105.00           B+      26,375

          25 Smurfit-Stone Container Corporation, 144A           9.750%  2/01/11 2/06 at 104.88           B2      25,375
------------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 2.1%

         100 American Express Company                            5.500%  9/12/06   No Opt. Call           A+     100,488

         100 Credit Suisse First Boston                          5.750%  4/15/07   No Opt. Call          Aa3     101,073
------------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 3.1%

         100 CenturyTel Inc.                                     4.628%  5/15/07   No Opt. Call         BBB+      99,076

         100 Sprint Capital Corporation                          6.000%  1/15/07   No Opt. Call           A-     101,003

         100 Verizon Wireless Capital LLC                        5.375% 12/15/06   No Opt. Call            A     100,352
------------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 7.7%

          50 Commonwealth Edison Company, Series 99              3.700%  2/01/08   No Opt. Call           A-      48,538

         100 Constellation Energy Group                          6.350%  4/01/07   No Opt. Call         Baa1     101,611

         100 DTE Energy Company                                  6.450%  6/01/06   No Opt. Call         Baa2     100,651

         100 Florida Power Corporation                           6.810%  7/01/07   No Opt. Call           A3     102,515

         100 FPL Group Capital Inc.                              4.086%  2/16/07   No Opt. Call           A2      99,030

         100 Ohio Edison Company                                 4.000%  5/01/08   No Opt. Call         Baa2      97,631

         100 PPL Electric Utilities Corporation                  5.875%  8/15/07 8/07 at 100.00           A-     101,433

         100 PSE&G Power LLC                                     6.875%  4/15/06   No Opt. Call         Baa1     100,525
------------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.3%

          25 Northwest Pipeline Corporation                      6.625% 12/01/07   No Opt. Call          Ba2      25,656
------------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 1.0%

         100 General Mills, Inc., Notes                          5.125%  2/15/07   No Opt. Call         BBB+      99,941
------------------------------------------------------------------------------------------------------------------------
             Food Products - 3.4%

         100 Campbell Soup Company                               6.900% 10/15/06   No Opt. Call            A     101,265

         100 ConAgra Foods, Inc.                                 6.000%  9/15/06   No Opt. Call         BBB+     100,710

         100 Kraft Foods Inc.                                    5.250%  6/01/07   No Opt. Call           A3     100,440

          25 Pilgrim's Pride Corporation                         9.625%  9/15/11 9/06 at 104.81          Ba2      26,750
------------------------------------------------------------------------------------------------------------------------

----
2

   Principal                                                                       Optional Call
Amount (000) Description                                         Coupon Maturity Provisions/(1)/ Ratings/(2)/       Value
-------------------------------------------------------------------------------------------------------------------------
             Heath Care Equipment & Supplies - 1.1%

      $  100 Baxter International Inc.                           7.250%  2/15/08    No Opt. Call          A-  $   104,158
-------------------------------------------------------------------------------------------------------------------------
             Heath Care Providers & Services - 3.6%

          50 HCA Inc.                                            8.850%  1/01/07    No Opt. Call         BB+       51,812

         100 MedPartners Inc.                                    7.375% 10/01/06    No Opt. Call        BBB-      101,723

         100 UnitedHealth Group Incorporated                     5.200%  1/17/07    No Opt. Call           A       99,961

         100 WellPoint Inc.                                      3.750% 12/14/07    No Opt. Call        BBB+       97,824
-------------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 0.3%

          25 Ameristar Casinos, Inc.                            10.750%  2/15/09  2/06 at 105.38          B+       26,625
-------------------------------------------------------------------------------------------------------------------------
             Household Durables - 0.8%

          25 Beazer Homes USA, Inc.                              8.625%  5/15/11  5/06 at 104.31         Ba1       26,250

          25 KB Home                                             9.500%  2/15/11  2/06 at 104.75         Ba2       26,423

          25 Toll Corporation                                    8.250%  2/01/11  2/06 at 104.13         BB+       26,219
-------------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 1.0%

         100 Tyco International Group SA                         5.800%  8/01/06    No Opt. Call        BBB+      100,433
-------------------------------------------------------------------------------------------------------------------------
             Machinery - 2.6%

         100 Caterpillar Financial Services Corporation,         3.800%  2/08/08    No Opt. Call           A       97,876
              Series MTNF

          25 Dresser, Inc.                                       9.375%  4/15/11  4/06 at 104.69          B2       26,438

         100 John Deere Capital Corporation                      5.125% 10/19/06    No Opt. Call          A-      100,254

          25 Terex Corporation, Senior Subordinated Notes       10.375%  4/01/11  4/06 at 105.19           B       26,625
-------------------------------------------------------------------------------------------------------------------------
             Media - 3.2%

         100 AOL Time Warner Inc.                                6.150%  5/01/07    No Opt. Call        BBB+      101,273

         100 Comcast Cable Communications Inc.                   8.375%  5/01/07    No Opt. Call        BBB+      104,314

         100 Gannett Company Inc.                                5.500%  4/01/07    No Opt. Call           A      100,467
-------------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.3%

          25 Steel Dynamics, Inc.                                9.500%  3/15/09  3/06 at 104.75          BB       26,438
-------------------------------------------------------------------------------------------------------------------------

             Multi-Utilities - 2.3%

         100 Dominion Resources Inc.                             3.660% 11/15/06    No Opt. Call        BBB+       98,847

         100 Sempra Energy                                       4.621%  5/17/07    No Opt. Call        BBB+       99,324

          25 Utilicorp United Inc., Aquila, Inc.                 6.700% 10/15/06 10/06 at 100.00          B2       25,188
-------------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 6.1%

         100 Burlington Resources Finance Company                5.600% 12/01/06    No Opt. Call          A3      100,515

         100 Conoco Funding Company                              5.450% 10/15/06    No Opt. Call          A1      100,411

         100 Devon Energy Corporation                            2.750%  8/01/06    No Opt. Call         BBB       98,658

         100 Duke Energy Field Services Corporation              5.750% 11/15/06    No Opt. Call         BBB      100,630

         100 Kinder Morgan Energy Partners, L.P.                 5.350%  8/15/07    No Opt. Call        BBB+      100,286

         100 Pioneer Natural Resources Company                   6.500%  1/15/08    No Opt. Call         BB+      102,230
-------------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 1.1%

         100 International Paper Company                         7.625%  1/15/07    No Opt. Call         BBB      101,971
-------------------------------------------------------------------------------------------------------------------------
             Real Estate - 1.1%

         100 American Health Properties, Health Care Property    7.500%  1/15/07    No Opt. Call        BBB+      102,438
              Investors Inc.
-------------------------------------------------------------------------------------------------------------------------
             Road & Rail - 1.1%

         100 CSX Corporation                                     7.450%  5/01/07    No Opt. Call         BBB      103,103
-------------------------------------------------------------------------------------------------------------------------

----
3

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
December 31, 2005

   Principal                                                                     Optional Call
Amount (000) Description                                        Coupon Maturity Provisions/(1)/ Ratings/(2)/      Value
-----------------------------------------------------------------------------------------------------------------------
             Thrifts & Mortgage Finance - 1.0%

      $  100 Countrywide Home Loans, Inc.                       5.500%  2/01/07   No Opt. Call            A  $  100,512
-----------------------------------------------------------------------------------------------------------------------
      $5,775 Total Corporate Bonds (cost $5,880,897)                                                          5,834,162
-----------------------------------------------------------------------------------------------------------------------
             SOVEREIGN DEBT - 0.5%

             South Africa - 0.5%

          50 South Africa Republic                              8.375% 10/17/06   No Opt. Call         BBB+      51,450
-----------------------------------------------------------------------------------------------------------------------
      $   50 Total Sovereign Debt (cost $51,785)                                                                 51,450
-----------------------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,609,632) - 98.5%                                                      9,560,611
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%                                                               141,420
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                               $9,702,031
             -------------------------------------------------------------------------------------------------------

----
4

           Forward Foreign Currency Exchange Contracts outstanding at December 31, 2005:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Czech Koruna                      606,653        U.S. Dollar           25,000    3/23/06          $ 179
     Danish Krone                      156,598        U.S. Dollar           25,000    3/28/06             31
     Euro                               62,500    Norwegian Krone          492,708    1/23/06           (993)
     Euro                               12,500 South African Rand           99,936    2/21/06            891
     Euro                               12,500 South African Rand           96,194    3/20/06            253
     Euro                               41,512        U.S. Dollar           50,000    3/20/06            635
     Euro                               10,411        U.S. Dollar           12,500    3/21/06            119
     Euro                               37,500       Mexican Peso          479,224    3/23/06             77
     Euro                               20,986        U.S. Dollar           25,000    3/29/06             32
     New Taiwan Dollar                 825,000        U.S. Dollar           25,000    3/27/06           (322)
     Norwegian Krone                   168,213        U.S. Dollar           25,000    3/27/06            (45)
     Slovakian Koruna                  794,575        U.S. Dollar           25,000    3/27/06             50
     South African Rand                 94,833               Euro           12,500    2/21/06            (88)
     South Korean Won               25,412,500        U.S. Dollar           25,000    3/20/06           (163)
     Swedish Krona                     198,113        U.S. Dollar           25,000    3/23/06            (86)
     Swiss Franc                        30,000    Norwegian Krone          153,195    1/30/06           (165)
     Swiss Franc                        32,555        U.S. Dollar           25,000    3/23/06             26
     U.S. Dollar                        25,000  Australian Dollar           34,313    3/28/06             90
     U.S. Dollar                        25,000       Chilean Peso       12,857,500    3/27/06             69
     U.S. Dollar                        25,000     Colombian Peso       57,232,500    3/27/06            (16)
     U.S. Dollar                        25,000   Hungarian Forint        5,321,250    3/28/06           (145)
     U.S. Dollar                        12,500       Indian Rupee          568,250    2/03/06             98
     U.S. Dollar                        25,000     Israeli Shekel          115,435    3/27/06             47
     U.S. Dollar                        25,000       Mexican Peso          269,203    3/23/06             98
     U.S. Dollar                        25,000   New Turkish Lira           34,550    3/23/06             53
     U.S. Dollar                        50,000 New Zealand Dollar           73,118    3/20/06           (402)
     U.S. Dollar                        12,500 New Zealand Dollar           18,166    3/21/06           (179)
     U.S. Dollar                        25,000 New Zealand Dollar           37,442    3/28/06            382
     U.S. Dollar                        25,000 South African Rand          159,763    3/28/06             96
-------------------------------------------------------------------------------------------------------------
                                                                                                       $ 622
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at December 31,
           2005:


                                                                                                                Notional
                                                                                                  Local           Amount
                                                                                               Currency (Local Currency)
-------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the         Australian Dollar          500,000
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rate).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional   New Zealand Dollar          550,000
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional              Mexican Peso          750,000
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                   Appreciation
                                                                                     Termination (Depreciation)
                                                                                            Date (U.S. Dollars)
---------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the            1/17/10         $1,763
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rate).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional       1/18/10          1,614
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional            5/13/10          4,740
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
---------------------------------------------------------------------------------------------------------------
                                                                                                         $8,117
---------------------------------------------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
December 31, 2005


           Futures Contracts outstanding at December 31, 2005:

                                                                                                        Unrealized
                                                                       Original           Value at    Appreciation
                                  Contract Number of    Contract          Value  December 31, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)     (U.S. Dollars)  (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10        3/06    $   745,044        $   748,587         $ 3,543
Australian 10-Year Treasury Bonds     Long         4        3/06        304,887            310,767           5,880
British LIBOR                         Long         8        6/06      1,642,423          1,644,283           1,860
Canadian 10-Year Government Bonds    Short        (4)       3/06       (392,147)          (393,583)         (1,436)
Euribor                               Long         4        9/06      1,150,162          1,148,205          (1,957)
Euribor                              Short        (2)       3/06       (576,552)          (575,938)            614
Euribor                              Short        (6)       6/06     (1,727,607)        (1,724,173)          3,434
Euribor                              Short        (2)       6/07       (573,859)          (573,422)            437
Euro Yen                             Short        (7)       6/06     (1,479,940)        (1,480,530)           (590)
German 2-Year Fed Rep Bonds          Short        (8)       3/06       (998,192)          (997,175)          1,017
German 10-Year Fed Rep Bonds          Long         2        3/06        286,139            288,493           2,354
U.S. 2-Year Treasury Notes            Long         8        3/06      1,642,477          1,641,500            (977)
U.S. 10-Year Treasury Notes          Short        (3)       3/06       (327,616)          (328,219)           (603)
-------------------------------------------------------------------------------------------------------------------
                                                                                                           $13,576
-------------------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. 144A Securities are exempt from registration under Rule 144A of the
                Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

           At December 31, 2005, the cost of investments was $9,672,910.

           Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $   2,177
        Depreciation                                             (114,476)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(112,299)
      --------------------------------------------------------------------


----
6

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND
December 31, 2005

   Principal                                                                               Optional Call
Amount (000) Description                                                  Coupon Maturity Provisions/(1)/ Ratings/(2)/      Value
---------------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.2%

             U.S. Treasury Bonds/Notes - 34.2%

      $  500 United States of America Treasury Bonds/Notes                0.000% 11/15/06   No Opt. Call          AAA  $  481,311

         645 United States of America Treasury Bonds/Notes                0.000% 11/15/08   No Opt. Call          AAA     569,435

         900 United States of America Treasury Bonds/Notes                4.125%  8/15/10   No Opt. Call          AAA     891,422

         150 United States of America Treasury Bonds/Notes                0.000% 11/15/10   No Opt. Call          AAA     122,457

         975 United States of America Treasury Bonds/Notes                0.000% 11/15/14   No Opt. Call          AAA     655,895

         350 United States of America Treasury Bonds/Notes                7.500% 11/15/24   No Opt. Call          AAA     475,986

         140 United States of America Treasury Bonds/Notes                5.250%  2/15/29   No Opt. Call          AAA     152,813
---------------------------------------------------------------------------------------------------------------------------------
      $3,660 Total U.S. Government and Agency Obligations (cost                                                         3,349,319
              $3,327,751)
---------------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 41.0%

             Autos - 3.0%

         100 Capital Auto Receivables Asset Trust, Series 2005-1          4.450%  4/15/08   No Opt. Call          AAA     100,108

          49 Capital One Auto Finance Trust, Series 2005-BSS              3.820%  9/15/08   No Opt. Call          AAA      49,151

           4 Chase Manhattan Auto Owners Trust Asset Backed Notes and     1.520%  5/15/07   No Opt. Call          AAA       4,147
              Certificates, Series 2003A-A3

          21 Daimler Chrysler Auto Trust, Class A3, Series 2003B          2.250%  8/08/07   No Opt. Call          AAA      21,010

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B          4.040%  9/08/09   No Opt. Call          AAA      74,209

          13 Harley-Davidson Motorcycle Trust, Contract Backed Notes,     1.400% 10/15/08   No Opt. Call          AAA      12,927
              Series 2004-1-A1

          10 Nissan Auto Receivables Owner Trust, Class A3, Series 2003C  2.230%  3/15/07   No Opt. Call          AAA      10,071

          18 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B  4.400%  8/15/07   No Opt. Call          AAA      17,628
---------------------------------------------------------------------------------------------------------------------------------

             Cards - 1.5%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1       4.350%  5/15/09   No Opt. Call          AAA      50,028

          50 Citibank Credit Card Issuance Trust, Class A2, Series        2.700%  1/15/08   No Opt. Call          AAA      49,992
              2003-A2

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002    4.950%  6/15/09   No Opt. Call          AAA      50,155
---------------------------------------------------------------------------------------------------------------------------------

             Home Equity - 0.3%

          26 Master CI-9 NIM Notes, Series 2005 (3)                       4.940%  3/26/35   No Opt. Call           A+      25,686
---------------------------------------------------------------------------------------------------------------------------------

             Residentials - 36.2%

         989 Fannie Mae, Mortgage Pool                                    5.000% 11/01/20   No Opt. Call          N/R     978,676

       1,038 Fannie Mae, Mortgage Pool                                    6.000% 11/01/34   No Opt. Call          AAA   1,048,182

         496 Fannie Mae, Mortgage Pool                                    5.500%  4/01/35   No Opt. Call          AAA     491,425

         500 Fannie Mae, Mortgage Pool (TBA)                              6.000%  6/01/35   No Opt. Call          AAA     504,687

         469 Fannie Mae, Mortgage Pool                                    4.500%  7/01/35   No Opt. Call          AAA     441,457

          74 Fannie Mae, Mortgage Pool                                    5.500%  8/01/35   No Opt. Call          AAA      73,092
---------------------------------------------------------------------------------------------------------------------------------
      $4,032 Total Asset-Backed and Mortgage-Backed Securities (cost                                                    4,002,631
              $4,047,140)
---------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 27.0%

             Aerospace & Defense - 0.8%

          12 Boeing Capital Corporation                                   5.800%  1/15/13   No Opt. Call            A      12,596

           4 Honeywell International Inc.                                 7.500%  3/01/10   No Opt. Call            A       4,400

          50 Sequa Corporation                                            8.875%  4/01/08   No Opt. Call          BB-      52,375

           8 United Technologies Corporation                              7.500%  9/15/29   No Opt. Call            A      10,198
---------------------------------------------------------------------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
December 31, 2005

   Principal                                                                                 Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             Automobiles - 0.5%

      $   50 Ford Motor Credit Company                                     6.875%  2/01/06    No Opt. Call         Ba2
------------------------------------------------------------------------------------------------------------------------
             Beverages - 0.4%

           7 Anheuser-Busch Companies, Inc.                                5.050% 10/15/16    No Opt. Call          A+

           7 Coca-Cola Enterprises Inc.                                    6.750%  9/15/28    No Opt. Call           A

          25 Constellation Brands, Inc.                                    8.625%  8/01/06    No Opt. Call          BB
------------------------------------------------------------------------------------------------------------------------
             Building Products - 0.7%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07    No Opt. Call          B+

          35 Jacuzzi Brands, Inc.                                          9.625%  7/01/10  7/07 at 104.81           B

           4 Masco Corporation                                             5.875%  7/15/12    No Opt. Call        BBB+
------------------------------------------------------------------------------------------------------------------------
             Capital Markets - 1.2%

           8 First Union Institutional Capital Securities I                8.040% 12/01/06    No Opt. Call          A1

          22 Goldman Sachs Group, Inc.                                     6.345%  2/15/34    No Opt. Call          A1

          20 Lehman Brothers Holdings Inc.                                 7.875% 11/01/09    No Opt. Call          A+

           1 Merrill Lynch & Co.                                           3.700%  4/21/08    No Opt. Call         Aa3

          11 Merrill Lynch & Co.                                           5.000%  1/15/15    No Opt. Call         Aa3

           5 Merrill Lynch & Co., Inc., Note                               6.375% 10/15/08    No Opt. Call         Aa3

          10 Morgan Stanley                                                8.000%  6/15/10    No Opt. Call         Aa3

          32 Morgan Stanley                                                4.750%  4/01/14    No Opt. Call          A1
------------------------------------------------------------------------------------------------------------------------
             Chemicals - 1.0%

          25 Airgas, Inc.                                                  9.125% 10/01/11 10/06 at 104.56         Ba2

           6 Dow Chemical Company                                          7.375% 11/01/29    No Opt. Call          A-

          12 E.I. du Pont de Nemours and Company                           6.875% 10/15/09    No Opt. Call           A

          25 IMC Global Inc.                                              11.250%  6/01/11  6/06 at 105.63          BB

          25 Lyondell Chemical Company                                    10.875%  5/01/09  5/06 at 101.81           B

           2 Praxair, Inc.                                                 6.375%  4/01/12    No Opt. Call          A-
------------------------------------------------------------------------------------------------------------------------
             Commercial Banks - 1.0%

           3 Bank of America Corporation                                   5.375%  6/15/14    No Opt. Call         Aa2

           3 Bank One National Association                                 3.700%  1/15/08    No Opt. Call         Aa2

           6 Charter One Bank FSB                                          6.375%  5/15/12    No Opt. Call         Aa3

          26 Credit Suisse First Boston                                    6.500%  1/15/12    No Opt. Call         Aa3

          25 National City Bank                                            6.200% 12/15/11    No Opt. Call          A1

           3 National Westminster Bank PLC                                 7.375% 10/01/09    No Opt. Call         Aa2

           3 PNC Funding Corporation                                       7.500% 11/01/09    No Opt. Call          A3

          10 PNC Funding Corporation                                       5.750%  8/01/06    No Opt. Call          A2

           6 SunTrust Banks Inc.                                           6.375%  4/01/11    No Opt. Call         Aa3

           7 Wells Fargo & Company                                         5.375%  2/07/35    No Opt. Call         Aa1
------------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.2%

          10 PHH Corporation                                               6.000%  3/01/08    No Opt. Call         BBB

           2 PHH Corporation                                               7.125%  3/01/13    No Opt. Call         BBB

           4 Waste Management, Inc.                                        7.750%  5/15/32    No Opt. Call         BBB
------------------------------------------------------------------------------------------------------------------------

Description                                                        Value
------------------------------------------------------------------------
Automobiles - 0.5%

Ford Motor Credit Company                                    $    49,893
------------------------------------------------------------------------
Beverages - 0.4%

Anheuser-Busch Companies, Inc.                                     6,997

Coca-Cola Enterprises Inc.                                         7,982

Constellation Brands, Inc.                                        25,500
------------------------------------------------------------------------
Building Products - 0.7%

Building Materials Corporation of America, Series B               25,406

Jacuzzi Brands, Inc.                                              37,363

Masco Corporation                                                  4,062
------------------------------------------------------------------------
Capital Markets - 1.2%

First Union Institutional Capital Securities I                     8,489

Goldman Sachs Group, Inc.                                         23,189

Lehman Brothers Holdings Inc.                                     21,974

Merrill Lynch & Co.                                                  975

Merrill Lynch & Co.                                               10,854

Merrill Lynch & Co., Inc., Note                                    5,193

Morgan Stanley                                                    11,144

Morgan Stanley                                                    30,742
------------------------------------------------------------------------
Chemicals - 1.0%

Airgas, Inc.                                                      26,750

Dow Chemical Company                                               7,251

E.I. du Pont de Nemours and Company                               12,783

IMC Global Inc.                                                   27,000

Lyondell Chemical Company                                         26,094

Praxair, Inc.                                                      2,141
------------------------------------------------------------------------
Commercial Banks - 1.0%

Bank of America Corporation                                        3,055

Bank One National Association                                      2,938

Charter One Bank FSB                                               6,458

Credit Suisse First Boston                                        27,849

National City Bank                                                26,486

National Westminster Bank PLC                                      3,260

PNC Funding Corporation                                            3,264

PNC Funding Corporation                                           10,050

SunTrust Banks Inc.                                                6,368

Wells Fargo & Company                                              6,926
------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%

PHH Corporation                                                   10,152

PHH Corporation                                                    2,115

Waste Management, Inc.                                             4,955
------------------------------------------------------------------------

----
8

   Principal                                                                                Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             Communications Equipment - 0.4%

      $    6 British Telecommunications PLC                                8.875% 12/15/30   No Opt. Call           A-

           3 Motorola, Inc.                                                7.500%  5/15/25   No Opt. Call         BBB+

           1 Motorola, Inc.                                                7.625% 11/15/10   No Opt. Call         BBB+

          25 Nortel Networks Limited                                       6.125%  2/15/06   No Opt. Call           B-
------------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09 5/06 at 104.00          BB+
------------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 0.9%

          25 General Motors Acceptance Corporation                         6.750%  1/15/06   No Opt. Call          Ba1

          25 General Motors Acceptance Corporation, Notes                  8.000% 11/01/31   No Opt. Call          Ba1

           3 Household Finance Corporation                                 7.000%  5/15/12   No Opt. Call          Aa3

           4 Key Bank NA                                                   7.000%  2/01/11   No Opt. Call           A2

          19 MBNA Corporation                                              6.125%  3/01/13   No Opt. Call          Aa2

          12 SLM Corporation                                               5.375%  1/15/13   No Opt. Call            A
------------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.5%

          25 Longview Fibre Company                                       10.000%  1/15/09 1/06 at 105.00           B+

          25 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11 2/06 at 104.88           B2
------------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 3.4%

          33 Associates Corporation of North America                       6.250% 11/01/08   No Opt. Call          Aa1

           6 CIT Group Inc.                                                7.750%  4/02/12   No Opt. Call            A

          13 CIT Group Inc.                                                5.500% 11/30/07   No Opt. Call            A

           5 Citigroup Inc.                                                6.000% 10/31/33   No Opt. Call          Aa2

          17 Citigroup Inc.                                                3.625%  2/09/09   No Opt. Call          Aa1

           4 Citigroup Inc.                                                5.850% 12/11/34   No Opt. Call          Aa1

          22 Fleet National Bank                                           5.750%  1/15/09   No Opt. Call          Aa2

          57 General Electric Capital Corporation                          8.125%  5/15/12   No Opt. Call          AAA

          41 Household Financial Corporation                               8.000%  7/15/10   No Opt. Call          Aa3

           2 HSBC Bank USA                                                 3.875%  9/15/09   No Opt. Call          Aa2

          28 JPMorgan Chase & Co.                                          3.500%  3/15/09   No Opt. Call          Aa3

          14 Mellon Funding Corporation                                    3.250%  4/01/09   No Opt. Call           A+

          16 Nationsbank Corporation                                       7.800%  9/15/16   No Opt. Call          Aa3

          18 Sanwa Finance Aruba AEC                                       8.350%  7/15/09   No Opt. Call           A2

           9 US Bank NA Minnesota                                          6.375%  8/01/11   No Opt. Call          Aa2

          14 Wachovia Corporation                                          5.250%  8/01/14   No Opt. Call           A1
------------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 1.2%

          21 BellSouth Corporation                                         6.550%  6/15/34   No Opt. Call            A

          12 Deutsche Telekom International Finance BV                     8.000%  6/15/10   No Opt. Call           A-

           4 Deutsche Telekom International Finance BV                     8.250%  6/15/30   No Opt. Call           A-

          18 France Telecom                                                7.750%  3/01/11   No Opt. Call           A-

          25 GTE Corporation                                               7.510%  4/01/09   No Opt. Call            A

          14 Sprint Capital Corporation                                    8.375%  3/15/12   No Opt. Call           A-

           4 Sprint Capital Corporation                                    8.750%  3/15/32   No Opt. Call           A-

          10 Verizon New York Inc., Series B                               7.375%  4/01/32   No Opt. Call            A
------------------------------------------------------------------------------------------------------------------------

Description                                                        Value
------------------------------------------------------------------------
Communications Equipment - 0.4%

British Telecommunications PLC                               $     8,051

Motorola, Inc.                                                     3,620

Motorola, Inc.                                                     1,113

Nortel Networks Limited                                           25,125
------------------------------------------------------------------------
Computers & Peripherals - 0.3%

Seagate Technology HDD Holdings, Series 144A                      26,375
------------------------------------------------------------------------
Consumer Finance - 0.9%

General Motors Acceptance Corporation                             24,984

General Motors Acceptance Corporation, Notes                      24,010

Household Finance Corporation                                      3,286

Key Bank NA                                                        4,351

MBNA Corporation                                                  20,177

SLM Corporation                                                   12,184
------------------------------------------------------------------------
Containers & Packaging - 0.5%

Longview Fibre Company                                            26,375

Smurfit-Stone Container Corporation, 144A                         25,375
------------------------------------------------------------------------
Diversified Financial Services - 3.4%

Associates Corporation of North America                           34,206

CIT Group Inc.                                                     6,813

CIT Group Inc.                                                    13,134

Citigroup Inc.                                                     5,247

Citigroup Inc.                                                    16,378

Citigroup Inc.                                                     4,181

Fleet National Bank                                               22,532

General Electric Capital Corporation                              66,316

Household Financial Corporation                                   45,782

HSBC Bank USA                                                      1,930

JPMorgan Chase & Co.                                              26,866

Mellon Funding Corporation                                        13,351

Nationsbank Corporation                                           19,229

Sanwa Finance Aruba AEC                                           19,893

US Bank NA Minnesota                                               9,622

Wachovia Corporation                                              14,043
------------------------------------------------------------------------
Diversified Telecommunication Services - 1.2%

BellSouth Corporation                                             22,443

Deutsche Telekom International Finance BV                         13,618

Deutsche Telekom International Finance BV                          5,103

France Telecom                                                    20,126

GTE Corporation                                                   26,559

Sprint Capital Corporation                                        16,246

Sprint Capital Corporation                                         5,324

Verizon New York Inc., Series B                                   10,544
------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
December 31, 2005

   Principal                                                                                Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 1.1%

      $   14 Duke Capital LLC                                              5.668%  8/15/14   No Opt. Call         BBB-

          12 National Rural Utilities Cooperative Finance Corporation      3.875%  2/15/08   No Opt. Call           A+

           8 National Rural Utilities Cooperative Finance Corporation      5.750%  8/28/09   No Opt. Call            A

          11 Pacific Gas and Electric Company                              6.050%  3/01/34   No Opt. Call         Baa1

           5 PSE&G Power LLC                                               8.625%  4/15/31   No Opt. Call         Baa1

          11 Reliant Energy, Centerpoint Energy Inc.                       7.750%  2/15/11   No Opt. Call          BBB

          10 Southern California Edison Company                            6.000%  1/15/34   No Opt. Call           A3

          20 TXU Energy Company                                            7.000%  3/15/13   No Opt. Call         Baa2

           9 Virginia Electric and Power Company                           4.750%  3/01/13   No Opt. Call           A3
------------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.7%

          50 Grant Prideco, Inc., Series 144A                              6.125%  8/15/15 8/10 at 103.06           BB

          10 Northwest Pipeline Corporation                                6.625% 12/01/07   No Opt. Call          Ba2

          10 Transocean Sedco Forex Inc.                                   7.500%  4/15/31   No Opt. Call           A-
------------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 0.4%

          19 Fred Meyer, Inc.                                              7.450%  3/01/08   No Opt. Call         Baa2

          19 General Mills, Inc.                                           2.625% 10/24/06   No Opt. Call         BBB+

           2 Kroger Co.                                                    7.500%  4/01/31   No Opt. Call         Baa2
------------------------------------------------------------------------------------------------------------------------
             Food Products - 0.7%

           3 Archer-Daniels-Midland Company                                7.000%  2/01/31   No Opt. Call            A

           2 Kellogg Company                                               7.450%  4/01/31   No Opt. Call         BBB+

          11 Kraft Foods Inc.                                              6.250%  6/01/12   No Opt. Call           A3

          16 Nabisco Inc.                                                  7.550%  6/15/15   No Opt. Call           A-

          25 Pilgrim's Pride Corporation                                   9.625%  9/15/11 9/06 at 104.81          Ba2

           3 Unilever Capital Corporation                                  5.900% 11/15/32   No Opt. Call           A+
------------------------------------------------------------------------------------------------------------------------
             Gas Utilities - 0.0%

           2 Consolidated Natural Gas Company                              5.000% 12/01/14   No Opt. Call           A3
------------------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 0.3%

          10 HCA, Inc.                                                     6.375%  1/15/15   No Opt. Call          BB+

          18 Medco Health Solutions, Inc.                                  7.250%  8/15/13   No Opt. Call          BBB
------------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 0.6%

          25 Ameristar Casinos, Inc.                                      10.750%  2/15/09 2/06 at 105.38           B+

           2 Harrah's Operating Company, Inc.                              8.000%  2/01/11   No Opt. Call         BBB-

          20 MGM Grand Inc.                                                6.000% 10/01/09   No Opt. Call           BB

          10 Tricon Global Restaurants Incorporated                        8.875%  4/15/11   No Opt. Call         BBB-
------------------------------------------------------------------------------------------------------------------------
             Household Durables - 1.2%

          25 Beazer Homes USA, Inc.                                        8.625%  5/15/11 5/06 at 104.31          Ba1

          25 K. Hovnanian Enterprises Inc.                                 6.500%  1/15/14   No Opt. Call          Ba1

          25 KB Home                                                       9.500%  2/15/11 2/06 at 104.75          Ba2

           6 Pulte Homes, Inc.                                             6.375%  5/15/33   No Opt. Call         BBB-

          12 Pulte Homes, Inc.                                             4.875%  7/15/09   No Opt. Call         BBB-

          25 Toll Corp.                                                    8.250%  2/01/11 2/06 at 104.13          BB+
------------------------------------------------------------------------------------------------------------------------

Description                                                        Value
------------------------------------------------------------------------
Electric Utilities - 1.1%

Duke Capital LLC                                             $    14,143

National Rural Utilities Cooperative Finance Corporation          11,747

National Rural Utilities Cooperative Finance Corporation           8,221

Pacific Gas and Electric Company                                  11,424

PSE&G Power LLC                                                    6,599

Reliant Energy, Centerpoint Energy Inc.                           12,175

Southern California Edison Company                                10,620

TXU Energy Company                                                21,343

Virginia Electric and Power Company                                8,754
------------------------------------------------------------------------
Energy Equipment & Services - 0.7%

Grant Prideco, Inc., Series 144A                                  50,125

Northwest Pipeline Corporation                                    10,263

Transocean Sedco Forex Inc.                                       12,640
------------------------------------------------------------------------
Food & Staples Retailing - 0.4%

Fred Meyer, Inc.                                                  19,807

General Mills, Inc.                                               18,609

Kroger Co.                                                         2,239
------------------------------------------------------------------------
Food Products - 0.7%

Archer-Daniels-Midland Company                                     3,546

Kellogg Company                                                    2,479

Kraft Foods Inc.                                                  11,620

Nabisco Inc.                                                      18,680

Pilgrim's Pride Corporation                                       26,750

Unilever Capital Corporation                                       3,189
------------------------------------------------------------------------
Gas Utilities - 0.0%

Consolidated Natural Gas Company                                   1,944
------------------------------------------------------------------------
Health Care Providers & Services - 0.3%

HCA, Inc.                                                         10,158

Medco Health Solutions, Inc.                                      19,803
------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.6%

Ameristar Casinos, Inc.                                           26,625

Harrah's Operating Company, Inc.                                   2,213

MGM Grand Inc.                                                    19,975

Tricon Global Restaurants Incorporated                            11,461
------------------------------------------------------------------------
Household Durables - 1.2%

Beazer Homes USA, Inc.                                            26,250

K. Hovnanian Enterprises Inc.                                     24,033

KB Home                                                           26,423

Pulte Homes, Inc.                                                  5,614

Pulte Homes, Inc.                                                 11,764

Toll Corp.                                                        26,219
------------------------------------------------------------------------

----
10

   Principal                                                                                 Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             Household Products - 0.0%

      $    2 Kimberly-Clark Corporation                                    5.000%  8/15/13    No Opt. Call         Aa2
------------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 0.3%

           7 General Electric Company                                      5.000%  2/01/13    No Opt. Call         AAA

          20 Raychem Corporation, Tyco International Limited               7.200% 10/15/08    No Opt. Call        BBB+
------------------------------------------------------------------------------------------------------------------------
             Machinery - 0.7%

          15 Deere & Company                                               6.950%  4/25/14    No Opt. Call          A-

          25 Dresser, Inc.                                                 9.375%  4/15/11  4/06 at 104.69          B2

          25 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11  4/06 at 105.19           B
------------------------------------------------------------------------------------------------------------------------
             Media - 1.6%

          11 Clear Channel Communications, Inc.                            5.500%  9/15/14    No Opt. Call        BBB-

          18 Cox Communications, Inc.                                      7.750% 11/01/10    No Opt. Call        BBB-

          50 Echostar DBS Corporation                                      9.125%  1/15/09  1/06 at 104.56         BB-

          22 TCI Communications, Inc.                                      8.750%  8/01/15    No Opt. Call        BBB+

          11 Time Warner Inc.                                              9.125%  1/15/13    No Opt. Call        BBB+

          14 Time Warner Inc.                                              9.150%  2/01/23    No Opt. Call        BBB+

          18 Viacom Inc., Senior Notes                                     7.700%  7/30/10    No Opt. Call         BBB

           2 Walt Disney Company                                           7.000%  3/01/32    No Opt. Call          A-
------------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.5%

           8 Alcan Inc.                                                    7.250%  3/15/31    No Opt. Call        BBB+

           2 Alcoa Inc.                                                    7.375%  8/01/10    No Opt. Call          A2

          15 Alcoa Inc.                                                    4.250%  8/15/07    No Opt. Call          A2

          25 Steel Dynamics, Inc.                                          9.500%  3/15/09  3/06 at 104.75          BB
------------------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 0.3%

          25 Utilicorp United Inc., Aquila, Inc.                           6.700% 10/15/06 10/06 at 100.00          B2
------------------------------------------------------------------------------------------------------------------------
             Multiline Retail - 0.5%

           8 Federated Department Stores, Inc.                             6.900%  4/01/29    No Opt. Call        Baa1

           4 Federated Department Stores, Inc.                             6.625%  4/01/11    No Opt. Call        Baa1

          13 Target Corporation                                            7.500%  8/15/10    No Opt. Call          A+

          17 Wal-Mart Stores, Inc.                                         6.875%  8/10/09    No Opt. Call          AA

           2 Wal-Mart Stores, Inc.                                         7.550%  2/15/30    No Opt. Call          AA
------------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 3.1%

          10 Alberta Energy Company Ltd.                                   7.375% 11/01/31    No Opt. Call          A-

          18 Amerada Hess Corporation                                      7.125%  3/15/33    No Opt. Call        BBB-

           5 Burlington Resources Finance Company                          7.200%  8/15/31    No Opt. Call          A3

          25 Chesapeake Energy Corporation                                 6.250%  1/15/18  7/10 at 103.13          BB

          10 Devon Energy Corporation                                      7.950%  4/15/32    No Opt. Call         BBB

          10 Duke Energy Field Services Corporation                        7.875%  8/16/10    No Opt. Call         BBB

          21 Enterprise Products Operating L.P.                            4.625% 10/15/09    No Opt. Call        Baa3

           3 Halliburton Company                                           5.500% 10/15/10    No Opt. Call        Baa1

          10 Kinder Morgan Energy Partners, L.P.                           7.300%  8/15/33    No Opt. Call        BBB+

          10 Marathon Oil Corporation                                      6.800%  3/15/32    No Opt. Call        BBB+

          10 Occidental Petroleum Corporation                              6.750%  1/15/12    No Opt. Call          A-

Description                                                        Value
------------------------------------------------------------------------
Household Products - 0.0%

Kimberly-Clark Corporation                                   $     2,030
------------------------------------------------------------------------
Industrial Conglomerates - 0.3%

General Electric Company                                           7,007

Raychem Corporation, Tyco International Limited                   20,935
------------------------------------------------------------------------
Machinery - 0.7%

Deere & Company                                                   16,940

Dresser, Inc.                                                     26,438

Terex Corporation, Senior Subordinated Notes                      26,625
------------------------------------------------------------------------
Media - 1.6%

Clear Channel Communications, Inc.                                10,544

Cox Communications, Inc.                                          19,515

Echostar DBS Corporation                                          52,438

TCI Communications, Inc.                                          26,702

Time Warner Inc.                                                  13,037

Time Warner Inc.                                                  17,258

Viacom Inc., Senior Notes                                         19,448

Walt Disney Company                                                2,299
------------------------------------------------------------------------
Metals & Mining - 0.5%

Alcan Inc.                                                         9,330

Alcoa Inc.                                                         2,194

Alcoa Inc.                                                        14,857

Steel Dynamics, Inc.                                              26,438
------------------------------------------------------------------------
Multi-Utilities - 0.3%

Utilicorp United Inc., Aquila, Inc.                               25,188
------------------------------------------------------------------------
Multiline Retail - 0.5%

Federated Department Stores, Inc.                                  8,731

Federated Department Stores, Inc.                                  4,252

Target Corporation                                                14,393

Wal-Mart Stores, Inc.                                             18,107

Wal-Mart Stores, Inc.                                              2,560
------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.1%

Alberta Energy Company Ltd.                                       12,295

Amerada Hess Corporation                                          20,498

Burlington Resources Finance Company                               6,204

Chesapeake Energy Corporation                                     24,625

Devon Energy Corporation                                          12,938

Duke Energy Field Services Corporation                            11,070

Enterprise Products Operating L.P.                                20,500

Halliburton Company                                                3,067

Kinder Morgan Energy Partners, L.P.                               11,481

Marathon Oil Corporation                                          11,569

Occidental Petroleum Corporation                                  10,990

----
11

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
December 31, 2005

   Principal                                                                                Optional Call
Amount (000) Description                                                  Coupon Maturity Provisions/(1)/ Ratings/(2)/      Value
---------------------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels (continued)

      $    9 Pacific Energy Partners LP, Series 144A                      6.250%  9/15/15  9/10 at 103.13         Ba2  $    8,910

          10 PC Financial Partnership                                     5.000% 11/15/14    No Opt. Call         BBB       9,900

          11 Phillips Petroleum Company                                   8.750%  5/25/10    No Opt. Call          A1      12,665

          10 Plains All American Pipeline LP                              5.250%  6/15/15    No Opt. Call        BBB-       9,799

          50 Premcor Refining Group Inc.                                  7.500%  6/15/15  6/08 at 103.75        BBB-      53,331

          25 Tesoro Corporation, 144A                                     6.625% 11/01/15 11/10 at 103.31         BB+      25,375

          10 Tosco Corporation                                            8.125%  2/15/30    No Opt. Call          A1      13,523

          10 Valero Energy Corporation                                    7.500%  4/15/32    No Opt. Call        BBB-      12,192

          10 XTO Energy, Inc.                                             6.250%  4/15/13    No Opt. Call        BBB-      10,614
---------------------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 0.3%

           8 Westvaco Corporation                                         8.200%  1/15/30    No Opt. Call         BBB       9,396

          17 Weyerhaeuser Company                                         5.950% 11/01/08    No Opt. Call         BBB      17,355
---------------------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 0.2%

           3 Schering-Plough Corporation                                  6.750% 12/01/33    No Opt. Call          A-       3,428

          20 Wyeth                                                        5.500%  3/15/13    No Opt. Call           A      20,305
---------------------------------------------------------------------------------------------------------------------------------
             Real Estate - 0.5%

          17 EOP Operating Limited Partnership                            7.750% 11/15/07    No Opt. Call         BBB      17,816

           2 EOP Operating Limited Partnership                            5.875%  1/15/13    No Opt. Call         BBB       2,036

          12 ERP Operating LP                                             6.625%  3/15/12    No Opt. Call          A-      12,904

          19 Simon Property Group, L.P.                                   6.375% 11/15/07    No Opt. Call        BBB+      19,423
---------------------------------------------------------------------------------------------------------------------------------
             Road & Rail - 0.6%

          18 Burlington Northern Santa Fe Corporation                     6.750%  7/15/11    No Opt. Call        BBB+      19,442

          13 Canadian National Railway Company                            6.250%  8/01/34    No Opt. Call          A-      14,515

          17 Norfolk Southern Corporation                                 7.700%  5/15/17    No Opt. Call        BBB+      20,327
---------------------------------------------------------------------------------------------------------------------------------
             Software - 0.1%

          14 Computer Associates International, Inc.                      4.750% 12/01/09    No Opt. Call        BBB-      13,664
---------------------------------------------------------------------------------------------------------------------------------
             Specialty Retail - 0.0%

           1 Home Depot, Inc.                                             3.750%  9/15/09    No Opt. Call          AA         964

           1 Lowe's Companies, Inc.                                       6.500%  3/15/29    No Opt. Call          A+       1,140
---------------------------------------------------------------------------------------------------------------------------------
             Tobacco - 0.1%

           2 Philip Morris Companies, Inc.                                7.750%  1/15/27    No Opt. Call         BBB       2,381

           6 Philip Morris Companies, Inc.                                7.200%  2/01/07    No Opt. Call         BBB       6,109
---------------------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication Services - 0.7%

          22 AT&T/Cingular Wireless Services                              8.125%  5/01/12    No Opt. Call           A      25,451

          25 Rogers Wireless Communications Inc.                          6.375%  3/01/14    No Opt. Call          BB      25,185

          10 Telefonica Europe BV                                         7.750%  9/15/10    No Opt. Call        BBB+      10,961

           4 Vodafone Group PLC                                           7.875%  2/15/30    No Opt. Call          A+       5,008
---------------------------------------------------------------------------------------------------------------------------------
      $2,486 Total Corporate Bonds (cost $2,691,495)                                                                    2,643,816
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

----
12

   Principal                                                                               Optional Call
Amount (000) Description                                                  Coupon Maturity Provisions/(1)/ Ratings/(2)/
-----------------------------------------------------------------------------------------------------------------------
             SOVEREIGN DEBT - 1.3%

             Mexico - 0.8%

      $   65 United Mexican States                                        6.625%  3/03/15   No Opt. Call         Baa1
-----------------------------------------------------------------------------------------------------------------------
             South Africa - 0.5%

          50 South Africa Republic                                        8.375% 10/17/06   No Opt. Call         BBB+
-----------------------------------------------------------------------------------------------------------------------
      $  115 Total Sovereign Debt (cost $122,175)
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

             Total Investments (cost $10,188,561) - 103.5%
             ------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS SOLD SHORT - (5.0)%

       (475) Ginnie Mae, Mortgage-Backed Securities, Conventional         6.000% 11/15/35   No Opt. Call          AAA
              Mortgage Loans (TBA)
-----------------------------------------------------------------------------------------------------------------------
      $(475) Total U.S. Government and Agency Obligations Sold Short
              (proceeds $482,793)
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%
             ------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%
             ------------------------------------------------------------------------------------------------------------------

Description                                                        Value
------------------------------------------------------------------------
SOVEREIGN DEBT - 1.3%

Mexico - 0.8%

United Mexican States                                        $    71,338
------------------------------------------------------------------------
South Africa - 0.5%

South Africa Republic                                             51,450
------------------------------------------------------------------------
Total Sovereign Debt (cost $122,175)                             122,788
------------------------------------------------------------------------
---------

Total Investments (cost $10,188,561) - 103.5%                 10,118,554
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS SOLD SHORT - (5.0)%

Ginnie Mae, Mortgage-Backed Securities, Conventional           (486,133)
 Mortgage Loans (TBA)
------------------------------------------------------------------------
Total U.S. Government and Agency Obligations Sold Short        (486,133)
 (proceeds $482,793)
------------------------------------------------------------------------
---------
Other Assets Less Liabilities - 1.5%                             146,753
------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                            $ 9,779,174
------------------------------------------------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
December 31, 2005

           Forward Foreign Currency Exchange Contracts outstanding at December 31, 2005:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Czech Koruna                      606,653        U.S. Dollar           25,000    3/23/06          $ 179
     Danish Krone                      156,598        U.S. Dollar           25,000    3/28/06             31
     Euro                               62,500    Norwegian Krone          492,708    1/23/06           (993)
     Euro                               12,500 South African Rand           99,936    2/21/06            891
     Euro                               12,500 South African Rand           96,194    3/20/06            253
     Euro                               41,512        U.S. Dollar           50,000    3/20/06            635
     Euro                               10,411        U.S. Dollar           12,500    3/21/06            119
     Euro                               37,500       Mexican Peso          479,224    3/23/06             77
     Euro                               20,986        U.S. Dollar           25,000    3/29/06             32
     New Taiwan Dollar                 825,000        U.S. Dollar           25,000    3/27/06           (322)
     Norwegian Krone                   168,213        U.S. Dollar           25,000    3/27/06            (45)
     Slovakian Koruna                  794,575        U.S. Dollar           25,000    3/27/06             50
     South African Rand                 94,833               Euro           12,500    2/21/06            (88)
     South Korean Won               25,412,500        U.S. Dollar           25,000    3/20/06           (163)
     Swedish Krona                     198,113        U.S. Dollar           25,000    3/23/06            (86)
     Swiss Franc                        30,000    Norwegian Krone          153,195    1/30/06           (165)
     Swiss Franc                        32,555        U.S. Dollar           25,000    3/23/06             26
     U.S. Dollar                        25,000  Australian Dollar           34,313    3/28/06             90
     U.S. Dollar                        25,000       Chilean Peso       12,857,500    3/27/06             69
     U.S. Dollar                        25,000     Colombian Peso       57,232,500    3/27/06            (16)
     U.S. Dollar                        25,000   Hungarian Forint        5,321,250    3/28/06           (145)
     U.S. Dollar                        12,500       Indian Rupee          568,250    2/03/06             98
     U.S. Dollar                        25,000     Israeli Shekel          115,435    3/27/06             47
     U.S. Dollar                        25,000       Mexican Peso          269,203    3/23/06             98
     U.S. Dollar                        25,000   New Turkish Lira           34,550    3/23/06             53
     U.S. Dollar                        50,000 New Zealand Dollar           73,118    3/20/06           (402)
     U.S. Dollar                        12,500 New Zealand Dollar           18,166    3/21/06           (179)
     U.S. Dollar                        25,000 New Zealand Dollar           37,442    3/28/06            382
     U.S. Dollar                        25,000 South African Rand          159,763    3/28/06             96
-------------------------------------------------------------------------------------------------------------
                                                                                                       $ 622
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at December 31,
           2005:


                                                                                                                Notional
                                                                                                                  Amount
                                                                                         Local Currency (Local Currency)
-------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the         Australian Dollar          500,000
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rate).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional   New Zealand Dollar          550,000
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional              Mexican Peso          750,000
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                   Appreciation
                                                                                     Termination (Depreciation)
                                                                                            Date (U.S. Dollars)
---------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the            1/17/10         $1,763
notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank
Offered Rate).
Agreement with Goldman Sachs dated January 13, 2005, to pay quarterly the notional       1/18/10          1,614
amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-
Bank Offered Rates) and receive semi-annually the notional amount multiplied by
6.500% (annualized).
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional            5/13/10          4,740
amount multiplied by the 28-day MXN-TIIE (Mexican Interbank Money Market Rate)
and receive every 28 days the notional amount multiplied by 10.370% (annualized).
---------------------------------------------------------------------------------------------------------------
                                                                                                         $8,117
---------------------------------------------------------------------------------------------------------------

----
14

           Futures Contracts outstanding at December 31, 2005:

                                                                                                        Unrealized
                                                                       Original           Value at    Appreciation
                                  Contract Number of    Contract          Value  December 31, 2005  (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars)     (U.S. Dollars)  (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------------
Australian 3-Year Treasury Bonds      Long        10        3/06    $   745,046        $   748,587         $ 3,541
Australian 10-Year Treasury Bonds     Long         4        3/06        304,890            310,767           5,877
British LIBOR                         Long         8        6/06      1,642,445          1,644,283           1,838
Canadian 10-Year Government Bonds    Short        (4)       3/06       (392,147)          (393,583)         (1,436)
Euribor                               Long         4        9/06      1,150,160          1,148,205          (1,955)
Euribor                              Short        (2)       3/06       (576,551)          (575,938)            613
Euribor                              Short        (6)       6/06     (1,727,693)        (1,724,173)          3,520
Euribor                              Short        (2)       6/07       (573,859)          (573,422)            437
Euro Yen                             Short        (7)       6/06     (1,479,940)        (1,480,530)           (590)
German 2-Year Fed Rep Bonds          Short        (8)       3/06       (998,191)          (997,175)          1,016
German 10-Year Fed Rep Bonds          Long         2        3/06        286,141            288,493           2,352
U.S. 2-Year Treasury Notes            Long         4        3/06        821,434            820,750            (684)
U.S. 10-Year Treasury Notes          Short        (3)       3/06       (327,616)          (328,219)           (603)
-------------------------------------------------------------------------------------------------------------------
                                                                                                           $13,926
-------------------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. 144A Securities are exempt from registration under Rule 144A of the
                Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
          (TBA) To be announced. Securities are also subject to sale/buy back arrangements.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

           At December 31, 2005, the cost of investments was $9,732,117.

           Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $  28,802
        Depreciation                                             (128,498)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $ (99,696)
      --------------------------------------------------------------------


----
15

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND
December 31, 2005

   Principal                                                                                 Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%

             U.S. Treasury Note - 8.0%

      $  800 United States of America Treasury Note                        0.000% 11/15/06    No Opt. Call         AAA
------------------------------------------------------------------------------------------------------------------------
      $  800 Total U.S. Government and Agency Obligations (cost $770,513)
------------ --------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 0.1%

             Autos - 0.1%

           8 Chase Manhattan Auto Owners Trust Asset Backed Notes and      1.520%  5/15/07    No Opt. Call         AAA
              Certificates, Series 2003A-A3
------------------------------------------------------------------------------------------------------------------------
      $    8 Total Asset-Backed Securities (cost $8,266)
------------ --------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 87.3%

             Aerospace & Defense - 2.3%

         125 Bombardier Inc., Series 144A                                  6.750%  5/01/12    No Opt. Call          BB

         100 DI Finance/DynCorp International, Series B                    9.500%  2/15/13  2/09 at 104.75          B-
------------------------------------------------------------------------------------------------------------------------
             Auto Components - 0.9%

          20 ArvinMeritor Inc.                                             8.750%  3/01/12    No Opt. Call          BB

          30 Goodyear Tire and Rubber Company                              7.857%  8/15/11    No Opt. Call          B-

          20 TRW Automotive Inc.                                           9.375%  2/15/13  2/08 at 104.69         BB-

          15 Visteon Corporation                                           8.250%  8/01/10    No Opt. Call          B-
------------------------------------------------------------------------------------------------------------------------
             Automobiles - 3.1%

         250 Ford Motor Credit Company                                     6.875%  2/01/06    No Opt. Call         Ba2

          75 General Motors Corporation, Senior Debentures                 8.375%  7/15/33    No Opt. Call          B1
------------------------------------------------------------------------------------------------------------------------
             Beverages - 1.1%

         100 Constellation Brands, Inc.                                    8.625%  8/01/06    No Opt. Call          BB
------------------------------------------------------------------------------------------------------------------------
             Building Products - 4.0%

         100 Building Materials Corporation of America, Series B           8.000% 10/15/07    No Opt. Call          B+

         200 Jacuzzi Brands, Inc.                                          9.625%  7/01/10  7/07 at 104.81           B

         100 Norcraft Holdings LP                                          9.750%  9/01/12  9/08 at 104.88          B-
------------------------------------------------------------------------------------------------------------------------
             Chemicals - 8.5%

         150 Airgas, Inc.                                                  9.125% 10/01/11 10/06 at 104.56         Ba2

         100 Equistar Chemicals LP/Equistar Funding Corporation           10.625%  5/01/11  5/07 at 105.31         BB-

         100 IMC Global Inc.                                              11.250%  6/01/11  6/06 at 105.63          BB

          50 IMC Global Inc.                                              10.875%  8/01/13  8/08 at 105.44          BB

         100 Lyondell Chemical Company                                    10.875%  5/01/09  5/06 at 101.81           B

         100 Methanex Corporation                                          8.750%  8/15/12    No Opt. Call        BBB-

          45 PolyOne Corporation                                          10.625%  5/15/10  5/07 at 105.31          B+

         100 Rockwood Specialties Group, Inc.                              7.500% 11/15/14 11/09 at 103.75          B-
------------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 1.1%

         100 Allied Waste North America, Series B                          8.875%  4/01/08    No Opt. Call         BB-
------------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 1.1%

         100 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09  5/06 at 104.00         BB+
------------------------------------------------------------------------------------------------------------------------
             Construction Materials - 0.4%

          40 Texas Industries Inc., Series 144A                            7.250%  7/15/13  7/09 at 103.63         BB-
------------------------------------------------------------------------------------------------------------------------

Description                                                       Value
-----------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%

U.S. Treasury Note - 8.0%

United States of America Treasury Note                       $  770,097
-----------------------------------------------------------------------
Total U.S. Government and Agency Obligations (cost $770,513)    770,097
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.1%

Autos - 0.1%

Chase Manhattan Auto Owners Trust Asset Backed Notes and          8,293
 Certificates, Series 2003A-A3
-----------------------------------------------------------------------
Total Asset-Backed Securities (cost $8,266)                       8,293
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 87.3%

Aerospace & Defense - 2.3%

Bombardier Inc., Series 144A                                    116,250

DI Finance/DynCorp International, Series B                      104,500
-----------------------------------------------------------------------
Auto Components - 0.9%

ArvinMeritor Inc.                                                19,250

Goodyear Tire and Rubber Company                                 29,400

TRW Automotive Inc.                                              21,750

Visteon Corporation                                              12,825
-----------------------------------------------------------------------
Automobiles - 3.1%

Ford Motor Credit Company                                       249,467

General Motors Corporation, Senior Debentures                    49,875
-----------------------------------------------------------------------
Beverages - 1.1%

Constellation Brands, Inc.                                      102,000
-----------------------------------------------------------------------
Building Products - 4.0%

Building Materials Corporation of America, Series B             101,625

Jacuzzi Brands, Inc.                                            213,500

Norcraft Holdings LP                                             71,500
-----------------------------------------------------------------------
Chemicals - 8.5%

Airgas, Inc.                                                    160,500

Equistar Chemicals LP/Equistar Funding Corporation              110,500

IMC Global Inc.                                                 108,000

IMC Global Inc.                                                  57,688

Lyondell Chemical Company                                       104,375

Methanex Corporation                                            111,750

PolyOne Corporation                                              48,488

Rockwood Specialties Group, Inc.                                100,125
-----------------------------------------------------------------------
Commercial Services & Supplies - 1.1%

Allied Waste North America, Series B                            106,000
-----------------------------------------------------------------------
Computers & Peripherals - 1.1%

Seagate Technology HDD Holdings, Series 144A                    105,500
-----------------------------------------------------------------------
Construction Materials - 0.4%

Texas Industries Inc., Series 144A                               41,700
-----------------------------------------------------------------------

----
16

   Principal                                                                                 Optional Call
Amount (000) Description                                                   Coupon Maturity Provisions/(1)/ Ratings/(2)/
------------------------------------------------------------------------------------------------------------------------
             Consumer Finance - 6.0%

      $   40 General Motors Acceptance Corporation                         6.875%  8/28/12    No Opt. Call         Ba1

         400 General Motors Acceptance Corporation                         6.750%  1/15/06    No Opt. Call         Ba1

         150 General Motors Acceptance Corporation, Notes                  8.000% 11/01/31    No Opt. Call         Ba1
------------------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 3.2%

         100 Graphic Packaging International Corp.                         9.500%  8/15/13  8/08 at 104.75          B-

         100 Longview Fibre Company                                       10.000%  1/15/09  1/06 at 105.00          B+

         100 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11  2/06 at 104.88          B2
------------------------------------------------------------------------------------------------------------------------
             Distributors - 1.0%

         100 Ryerson Tull, Inc.                                            8.250% 12/15/11 12/08 at 104.13           B
------------------------------------------------------------------------------------------------------------------------
             Diversified Consumer Services - 2.2%

         100 Alderwoods Group Inc.                                         7.750%  9/15/12  9/08 at 103.88           B

         100 Carriage Sevices, Inc.                                        7.875%  1/15/15  1/10 at 103.94          B2
------------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 1.0%

         100 Intelsat Ltd.                                                 5.250% 11/01/08    No Opt. Call           B
------------------------------------------------------------------------------------------------------------------------
             Electric Utilities - 2.4%

         110 Edison Mission Energy                                         9.875%  4/15/11    No Opt. Call          B+

         100 Mirant North America LLC., 144A                               7.375% 12/31/13    12/09 103.69          B1
------------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 3.7%

         100 Coastal Corporation                                           7.750%  6/15/10    No Opt. Call          B-

          90 Targa Resources Inc., Series 144A                             8.500% 11/01/13 11/09 at 104.25          B2

         150 Williams Companies, Inc.                                      7.500%  1/15/31    No Opt. Call          B+
------------------------------------------------------------------------------------------------------------------------
             Food Products - 4.3%

         100 American Seafoods Group LLC                                  10.125%  4/15/10  4/06 at 105.06          B-

         100 Del Monte Corporation                                         8.625% 12/15/12 12/07 at 104.31           B

         100 Pilgrim's Pride Corporation                                   9.625%  9/15/11  9/06 at 104.81         Ba2

         100 Pinnacle Foods Holding Corporation                            8.250% 12/01/13 12/08 at 104.13          B-
------------------------------------------------------------------------------------------------------------------------
             Heath Care Providers & Services - 3.3%

         100 HCA, Inc.                                                     8.750%  9/01/10    No Opt. Call         BB+

         100 HCA, Inc.                                                     7.500% 11/06/33    No Opt. Call         BB+

         100 HEALTHSOUTH Corporation                                       8.500%  2/01/08    No Opt. Call         N/R
------------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 5.2%

         100 Ameristar Casinos, Inc.                                      10.750%  2/15/09  2/06 at 105.38          B+

          40 Chukchansi Economic Development Authority, 144A               8.000% 11/15/13 11/09 at 104.00         BB-

         100 Galaxy Entertainment Finance Company Limited, 144A            9.875% 12/15/12 12/09 at 104.94          B+

         125 MGM Grand Inc.                                                6.000% 10/01/09    No Opt. Call          BB

         100 MGM Mirage Inc.                                               6.625%  7/15/15    No Opt. Call          BB

          25 Wynn Las Vegas LLC/Corporation, First Mortgage                6.625% 12/01/14 12/09 at 103.31          B+
------------------------------------------------------------------------------------------------------------------------
             Household Durables - 4.4%

          50 Beazer Homes USA, Inc.                                        8.625%  5/15/11  5/06 at 104.31         Ba1

          50 KB Home                                                       9.500%  2/15/11  2/06 at 104.75         Ba2

          50 KB Home                                                       6.375%  8/15/11    No Opt. Call         BB+

         100 Standard Pacific Corp.                                        6.250%  4/01/14    No Opt. Call          BB
------------------------------------------------------------------------------------------------------------------------

Description                                                       Value
-----------------------------------------------------------------------
Consumer Finance - 6.0%

General Motors Acceptance Corporation                        $   36,100

General Motors Acceptance Corporation                           399,739

General Motors Acceptance Corporation, Notes                    144,063
-----------------------------------------------------------------------
Containers & Packaging - 3.2%

Graphic Packaging International Corp.                            96,000

Longview Fibre Company                                          105,500

Smurfit-Stone Container Corporation, 144A                       101,500
-----------------------------------------------------------------------
Distributors - 1.0%

Ryerson Tull, Inc.                                               97,750
-----------------------------------------------------------------------
Diversified Consumer Services - 2.2%

Alderwoods Group Inc.                                           104,000

Carriage Sevices, Inc.                                          102,250
-----------------------------------------------------------------------
Diversified Telecommunication Services - 1.0%

Intelsat Ltd.                                                    91,625
-----------------------------------------------------------------------
Electric Utilities - 2.4%

Edison Mission Energy                                           128,838

Mirant North America LLC., 144A                                 101,625
-----------------------------------------------------------------------
Energy Equipment & Services - 3.7%

Coastal Corporation                                             102,500

Targa Resources Inc., Series 144A                                92,700

Williams Companies, Inc.                                        156,000
-----------------------------------------------------------------------
Food Products - 4.3%

American Seafoods Group LLC                                     105,375

Del Monte Corporation                                           106,750

Pilgrim's Pride Corporation                                     107,000

Pinnacle Foods Holding Corporation                               95,750
-----------------------------------------------------------------------
Heath Care Providers & Services - 3.3%

HCA, Inc.                                                       111,100

HCA, Inc.                                                       103,752

HEALTHSOUTH Corporation                                         101,250
-----------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.2%

Ameristar Casinos, Inc.                                         106,500

Chukchansi Economic Development Authority, 144A                  41,250

Galaxy Entertainment Finance Company Limited, 144A              102,000

MGM Grand Inc.                                                  124,844

MGM Mirage Inc.                                                 100,250

Wynn Las Vegas LLC/Corporation, First Mortgage                   24,438
-----------------------------------------------------------------------
Household Durables - 4.4%

Beazer Homes USA, Inc.                                           52,500

KB Home                                                          52,846

KB Home                                                          50,288

Standard Pacific Corp.                                           89,625
-----------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
December 31, 2005

   Principal                                                                       Optional Call
Amount (000) Description                                         Coupon Maturity Provisions/(1)/ Ratings/(2)/      Value
------------------------------------------------------------------------------------------------------------------------
             Household Durables (continued)

      $  100 Technical Olympic USA, Inc.                         7.500%  1/15/15    No Opt. Call          B2  $   84,500

          90 Toll Corporation                                    8.250%  2/01/11  2/06 at 104.13         BB+      94,388
------------------------------------------------------------------------------------------------------------------------
             Machinery - 5.6%

         150 Case New Holland Inc., Series WI                    9.250%  8/01/11  8/07 at 104.63         BB-     161,250

         100 Dresser, Inc.                                       9.375%  4/15/11  4/06 at 104.69          B2     105,750

         100 FastenTech Inc.                                    11.500%  5/01/11  5/07 at 105.75          B-      98,500

          65 JLG Industries, Inc.                                8.375%  6/15/12  6/07 at 104.19          B+      68,900

         100 Terex Corporation, Senior Subordinated Notes       10.375%  4/01/11  4/06 at 105.19           B     106,500
------------------------------------------------------------------------------------------------------------------------
             Media - 1.7%

         100 Block Communications Inc.                           8.250% 12/15/15 12/10 at 104.13          B1      99,500

          75 Dex Media Inc.                                      9.000% 11/15/13 11/08 at 104.50           B      60,000
------------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 4.7%

          85 Chaparral Steel Company                            10.000%  7/15/13  7/09 at 105.00          B1      92,013

         100 Nalco Finance Holdings Inc.                         9.000%  2/01/14  2/09 at 104.50          B-      75,500

         100 Russel Metals Inc.                                  6.375%  3/01/14  3/09 at 103.19         BB-      97,500

         100 Steel Dynamics, Inc.                                9.500%  3/15/09  3/06 at 104.75          BB     105,750

         100 Wise Metals Group, LLC                             10.250%  5/15/12  5/08 at 105.13        CCC+      76,500
------------------------------------------------------------------------------------------------------------------------
             Multiline Retail - 1.0%

         100 Pantry, Inc.                                        7.750%  2/15/14  2/09 at 103.88          B-     100,500
------------------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 1.6%

         150 Utilicorp Canada Finance Corporation                7.750%  6/15/11    No Opt. Call          B2     154,125
------------------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 3.0%

         100 Chesapeake Energy Corporation                       6.250%  1/15/18  7/10 at 103.13          BB      98,500

         170 El Paso Natural Gas Company                         8.375%  6/15/32    No Opt. Call          B1     192,854
------------------------------------------------------------------------------------------------------------------------
             Personal Products - 1.1%

         100 Playtex Products, Inc. Series 144A                  9.375%  6/01/11  6/06 at 104.69        CCC+     105,250
------------------------------------------------------------------------------------------------------------------------
             Real Estate - 1.1%

         100 La Quinta Properties Inc.                           8.875%  3/15/11  3/07 at 104.44          BB     109,120
------------------------------------------------------------------------------------------------------------------------
             Specialty Retail - 3.0%

         100 General Nutrition Centers Inc.                      8.500% 12/01/10 12/07 at 104.25        CCC+      86,500

         100 General Nutrition Centers Inc.                      8.625%  1/15/11  1/08 at 104.31          B-      97,000

         100 Leslie's Poolmart Inc.                              7.750%  2/01/13  2/09 at 103.88          B2     100,750
------------------------------------------------------------------------------------------------------------------------
             Textiles & Apparel - 3.3%

          50 Levi Strauss & Company                             12.250% 12/15/12 12/07 at 106.13          B-      56,000

         100 Phillips-Van Heusen Corporation                     8.125%  5/01/13  5/08 at 104.06          BB     106,000

         150 Samsonite Corporation                               8.875%  6/01/11  6/08 at 104.44          B-     156,000
------------------------------------------------------------------------------------------------------------------------
             Trading Companies & Distributors - 2.0%

         200 United Rentals North America Inc.                   7.750% 11/15/13 11/08 at 103.88           B     196,000
------------------------------------------------------------------------------------------------------------------------
      $8,285 Total Corporate Bonds (cost $8,542,047)                                                           8,367,426
------------------------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,320,826) - 95.4%                                                       9,145,816
             ---------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 4.6%                                                                443,729
             ---------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                $9,589,545
             ---------------------------------------------------------------------------------------------------------

----
18

           Total Return Swap outstanding at December 31, 2005:

                                                                                                                    Unrealized
                                                                                          Expiration   Notional   Appreciation
Counterparty                          Receive Total Return                            Pay       Date     Amount (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns         Lehman Brothers U.S. High Yield Index         1-month USD-LIBOR-BBA    11/01/06 $3,000,000        $26,598
International, Ltd.                                        (British Bankers' Association)
                                                                    less 50 basis points
------------------------------------------------------------------------------------------------------------------------------

           Futures Contracts outstanding at December 31, 2005:

                                                                                                 Unrealized
                                                                Original           Value at    Appreciation
                           Contract Number of    Contract          Value  December 31, 2005  (Depreciation)
Type                       Position Contracts  Expiration (U.S. Dollars)     (U.S. Dollars)  (U.S. Dollars)
------------------------------------------------------------------------------------------------------------
U.S. 2-Year Treasury Notes    Short        (3)       3/06      $(615,554)         $(615,563)        $    (9)
U.S. 5-Year Treasury Notes    Short        (3)       3/06       (318,342)          (319,031)           (689)
U.S. Treasury Bonds           Short        (1)       3/06       (111,763)          (114,188)         (2,425)
------------------------------------------------------------------------------------------------------------
                                                                                                    $(3,123)
------------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
           144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

           At December 31, 2005, the cost of investments was $9,373,224.

           Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $  37,658
        Depreciation                                             (265,066)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(227,408)
      --------------------------------------------------------------------


----
19

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date February 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date February 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date February 28, 2006